Related Party Transactions - Schedule of Significant Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisition of right-of-use assets
Statement [LineItems]
Receivables	₩ 100,493	₩ 11	₩ 7
Acquisition of right-of-use assets | K Bank Inc.
Statement [LineItems]
Receivables	0	0	0
Acquisition of right-of-use assets | HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)
Statement [LineItems]
Receivables	0	0	0
Acquisition of right-of-use assets | K-Realty 11th Real Estate Investment Trust Company
Statement [LineItems]
Receivables	0	11	7
Acquisition of right-of-use assets | K-Realty No.3 Real Estate General Private Placement Investment Company
Statement [LineItems]
Receivables	100,493
Acquisition of right-of-use assets | Others
Statement [LineItems]
Receivables	0	0	0
Interest income
Statement [LineItems]
Receivables	859	6,678	8,264
Interest income | K Bank Inc.
Statement [LineItems]
Receivables	859	6,678	8,264
Interest income | HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)
Statement [LineItems]
Receivables	0	0	0
Interest income | K-Realty 11th Real Estate Investment Trust Company
Statement [LineItems]
Receivables	0	0	0
Interest income | K-Realty No.3 Real Estate General Private Placement Investment Company
Statement [LineItems]
Receivables
Interest income | Others
Statement [LineItems]
Receivables	0	0	0
Interest expense
Statement [LineItems]
Payables	1,730	182	261
Interest expense | K Bank Inc.
Statement [LineItems]
Payables	0	0	0
Interest expense | HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)
Statement [LineItems]
Payables	0	0	0
Interest expense | K-Realty 11th Real Estate Investment Trust Company
Statement [LineItems]
Payables	80	182	261
Interest expense | K-Realty No.3 Real Estate General Private Placement Investment Company
Statement [LineItems]
Payables	1,650
Interest expense | Others
Statement [LineItems]
Payables	0	0	0
Dividend income
Statement [LineItems]
Receivables	8,143	5,170	1,786
Dividend income | K Bank Inc.
Statement [LineItems]
Receivables	2,300	0	0
Dividend income | HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)
Statement [LineItems]
Receivables	0	0	0
Dividend income | K-Realty 11th Real Estate Investment Trust Company
Statement [LineItems]
Receivables	399	401	507
Dividend income | K-Realty No.3 Real Estate General Private Placement Investment Company
Statement [LineItems]
Receivables	0
Dividend income | Others
Statement [LineItems]
Receivables	₩ 5,444	₩ 4,769	₩ 1,279